Investments in associates and joint ventures (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Current Assets	$ 1,824,035	$ 1,664,933
Non-current Assets	5,420,604	5,131,073
Current Liabilities	1,245,115	1,337,853
Non-current Liabilities	2,845,017	2,501,686
Net assets	7,244,639	6,796,006
Nuevo Puerto Santa Fe [Member]
Statement [Line Items]
Current Assets	2,740	6,093
Non-current Assets	26,632	26,844
Current Liabilities	2,025	1,803
Non-current Liabilities	8,610	9,193
Net assets	$ 18,737	$ 21,941
Ownership interest held percentage	50.00%	50.00%
Interest in associate and joint venture	$ 9,369	$ 10,971
Goodwill and others	386	385
Book value	9,755	11,356
BHSA [Member]
Statement [Line Items]
Current Assets	2,732,324	2,358,673
Non-current Assets	1,207,912	2,268,697
Current Liabilities	3,269,047	3,992,329
Non-current Liabilities	17,083	14,148
Net assets	$ 654,106	$ 620,893
Ownership interest held percentage	29.12%	29.12%
Interest in associate and joint venture	$ 190,476	$ 180,804
Goodwill and others	(35)	(2,064)
Book value	$ 190,441	$ 178,740